Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000226939 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226939 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226939 | USD
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000226939 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226939 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000226939 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226939 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226939 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226939 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226939 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226939 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226939 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226939 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226939 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226939 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226939 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226939 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226939 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000226939 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226939 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226939 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226939 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226939 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226939 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226937 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226937 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226937 | USD
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000226937 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226937 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000226937 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226937 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226937 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226937 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226937 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226937 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226937 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226937 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226937 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226937 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226937 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226937 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226937 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000226937 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226937 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226937 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226937 | Local Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226937 | Emerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226937 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%